INTANGIBLE ASSETS - Intangible Asset Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 9,324	$ 12,363
Additions	0	0
Amortization expense	(2,231)	(3,039)
Translation adjustment	0	0
Ending balance	7,093	9,324
Placement fees
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,814	3,764
Additions	0	0
Amortization expense	(625)	(950)
Translation adjustment	0	0
Ending balance	2,189	2,814
Customer relationship intangible
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,701	3,215
Additions	0	0
Amortization expense	(514)	(514)
Translation adjustment	0	0
Ending balance	2,187	2,701
Contractual development fees
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,809	5,384
Additions	0	0
Amortization expense	(1,092)	(1,575)
Translation adjustment	0	0
Ending balance	$ 2,717	$ 3,809